DEFERRED REVENUES (Schedule of Current and Long-Term Deferred Revenues) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DEFERRED REVENUES [Abstract]
Total deferred revenues	$ 17,836	$ 16,462	$ 15,910
Less - current portion	14,054	13,001
Long-term deferred revenues	$ 3,782	$ 3,461